UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 12/31/2009

Item 1. Reports to Stockholders.

December 31, 2009
MANAGEMENT COMMENTARIES
     An Interview with Your Fund’s Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Health Care Providers & Services	7.4%
Insurance	4.9
Real Estate Investment Trusts	4.8
IT Services	4.5
Software	4.3
Health Care Equipment & Supplies	4.2
Specialty Retail	3.9
Machinery	3.8
Communications Equipment	3.6
Semiconductors & Semiconductor Equipment	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Blue Coat Systems, Inc.	1.2%
Health Management Associates, Inc., Cl. A	1.0
Tractor Supply Co.	0.8
BE Aerospace, Inc.	0.8
Mid-America Apartment Communities, Inc.	0.8
Gardner Denver, Inc.	0.8
Capella Education Co.	0.8
Hanover Insurance Group, Inc.	0.8
Stifel Financial Corp.	0.7
Old Dominion Freight Line, Inc.	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2009	December 31, 2009	December 31, 2009

Actual
Class A	$1,000.00	$1,213.60	$6.94
Class B	1,000.00	1,208.70	11.30
Class C	1,000.00	1,208.30	11.18
Class N	1,000.00	1,211.70	8.28
Class Y	1,000.00	1,216.10	4.70

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.95	6.33
Class B	1,000.00	1,015.02	10.31
Class C	1,000.00	1,015.12	10.21
Class N	1,000.00	1,017.74	7.55
Class Y	1,000.00	1,020.97	4.29
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.24%
Class B	2.02
Class C	2.00
Class N	1.48
Class Y	0.84
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

	Shares	Value

Common Stocks—98.7%

Consumer Discretionary—13.7%

Auto Components—0.2%
Cooper Tire & Rubber Co.	208,970	$4,189,849

Spartan Motors, Inc.	108,490	610,799

Standard Motor Products, Inc.[1]	140,910	1,200,553

Superior Industries International, Inc.	86,378	1,321,583

		7,322,784

Distributors—0.1%
Core-Mark Holding Co., Inc.[1]	124,926	4,117,561

Diversified Consumer Services—1.3%
Capella Education Co.[1]	368,200	27,725,460

Career Education Corp.[1]	116,290	2,710,720

Corinthian Colleges, Inc.[1]	265,410	3,654,696

Hillenbrand, Inc.	39,700	747,948

Jackson Hewitt Tax Service, Inc.[1]	395,520	1,740,288

Lincoln Educational Services Corp.[1]	100,280	2,173,068

Pre-Paid Legal Services, Inc.	76,578	3,145,824

Steiner Leisure Ltd.[1]	135,537	5,388,951

		47,286,955

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc.[1]	147,850	1,206,456

Ambassadors Group, Inc.	142,062	1,888,004

Ameristar Casinos, Inc.	1,337,491	20,369,988

Bally Technologies, Inc.[1]	541,750	22,368,858

	Shares	Value

Hotels, Restaurants & Leisure Continued
Carrols Restaurant Group, Inc.[1]	136,310	$963,712

CEC Entertainment, Inc.[1]	223,250	7,126,140

Cheesecake Factory, Inc. (The)[1]	106,390	2,296,960

Chipotle Mexican Grill, Inc., Cl. A1	133,900	11,804,624

International Speedway Corp., Cl. A	37,730	1,073,419

Jack in the Box, Inc.[1]	1,088,793	21,416,558

P.F. Chang’s China Bistro, Inc.[1]	209,030	7,924,327

Papa John’s International, Inc.[1]	264,531	6,179,444

Speedway Motorsports, Inc.	157,054	2,767,291

		107,385,781

Household Durables—0.6%
American Greetings Corp., Cl. A	135,710	2,957,121

Blyth, Inc.	126,234	4,256,610

CSS Industries, Inc.	49,840	968,890

Helen of Troy Ltd.[1]	86,570	2,117,502

Kid Brands, Inc.[1]	175,740	769,741

La-Z-Boy, Inc.[1]	224,180	2,136,435

National Presto Industries, Inc.	63,855	6,974,882

Tempur-Pedic International, Inc.[1]	127,388	3,010,178

		23,191,359

Internet & Catalog Retail—0.4%
HSN, Inc.[1]	151,687	3,062,561

NutriSystem, Inc.	111,677	3,480,972

Ticketmaster Entertainment, Inc.[1]	751,120	9,178,686

		15,722,219
F 1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Leisure Equipment & Products—0.7%
Polaris Industries, Inc.	85,815	$3,744,108

Pool Corp.	780,150	14,885,262

Smith & Wesson Holding Corp.[1]	176,870	723,398

Sport Supply Group, Inc.	102,180	1,286,446

Sturm, Ruger & Co., Inc.	563,850	5,469,345

		26,108,559

Media—0.8%
Belo Corp., Cl. A	154,279	839,278

CTC Media, Inc.[1]	133,356	1,987,004

Entercom Communications Corp.[1]	117,900	833,553

Gannett Co., Inc.	122,300	1,816,155

Harte-Hanks, Inc.	267,292	2,881,408

Journal Communications, Inc.	230,380	896,178

Lee Enterprises, Inc.[1]	599,980	2,081,931

Mediacom Communications Corp.[1]	174,554	780,256

National CineMedia, Inc.	96,310	1,595,857

Scholastic Corp.	179,650	5,358,960

Sinclair Broadcast Group, Inc., Cl. A1	632,697	2,549,769

Valassis Communications, Inc.[1]	77,840	1,421,358

Value Line, Inc.	32,330	811,806

Wiley (John) & Sons, Inc., Cl. A	107,390	4,497,493

		28,351,006

	Shares	Value

Multiline Retail—0.7%
Big Lots, Inc.[1]	212,791	$6,166,683

Saks, Inc.[1]	2,631,700	17,263,952

		23,430,635

Specialty Retail—3.9%
Aeropostale, Inc.[1]	191,940	6,535,557

Barnes & Noble, Inc.	317,073	6,046,582

Big 5 Sporting Goods Corp.	46,925	806,172

Books-A-Million, Inc.	101,580	682,618

Borders Group, Inc.[1]	211,806	249,931

Cabela’s, Inc.[1]	412,131	5,876,988

Cato Corp., Cl. A	375,344	7,529,401

Children’s Place Retail Stores, Inc.[1]	575,310	18,990,983

Destination Maternity Corp.[1]	54,840	1,041,960

Dress Barn, Inc. (The)[1]	285,490	6,594,819

Finish Line, Inc. (The), Cl. A	393,740	4,941,437

Group 1 Automotive, Inc.[1]	139,410	3,952,274

Gymboree Corp.[1]	162,600	7,071,474

Jo-Ann Stores, Inc.[1]	37,730	1,367,335

Jos. A. Banks Clothiers, Inc.[1]	72,606	3,063,247

Kirkland’s, Inc.[1]	533,542	9,267,625

Men’s Wearhouse, Inc. (The)	143,725	3,026,849

RadioShack Corp.	340,842	6,646,419

Rent-A-Center, Inc.[1]	382,540	6,778,609

Signet Jewelers Ltd.[1]	114,334	3,055,004

Stage Stores, Inc.	533,068	6,588,720

Tractor Supply Co.[1]	584,360	30,947,706

		141,061,710
F 2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc.[1]	249,561	$6,550,976

Deckers Outdoor Corp.[1]	40,830	4,153,228

Fossil, Inc.[1]	622,943	20,905,967

Perry Ellis International, Inc.[1]	150,534	2,267,042

Phillips/Van Heusen Corp.	547,017	22,252,652

Steven Madden Ltd.[1]	110,793	4,569,103

Timberland Co., Cl. A1	502,724	9,013,841

UniFirst Corp.	80,476	3,871,700

		73,584,509

Consumer Staples—2.3%

Beverages—0.1%
Cott Corp.[1]	453,020	3,714,764

Food & Staples Retailing—0.2%
Nash Finch Co.	47,800	1,772,902

Pantry, Inc. (The)[1]	189,481	2,575,047

Weis Markets, Inc.	73,450	2,670,642

		7,018,591

Food Products—1.1%
Agria Corp., ADR[1]	340,084	1,064,463

American Italian Pasta Co.[1]	121,060	4,211,677

Cal-Maine Foods, Inc.	94,476	3,219,742

Darling International, Inc.[1]	697,402	5,844,229

Fresh Del Monte Produce, Inc.[1]	87,772	1,939,761

J&J Snack Foods Corp.	31,320	1,251,547

Lancaster Colony Corp.	73,880	3,671,836

Overhill Farms, Inc.[1]	163,330	793,784

TreeHouse Foods, Inc.[1]	461,830	17,946,714

		39,943,753

	Shares	Value

Household Products—0.1%
Central Garden & Pet Co., Cl. A1	524,896	$5,217,466

Personal Products—0.5%
American Oriental Bioengineering, Inc.[1]	775,100	3,604,215

Herbalife Ltd.	222,578	9,029,989

Prestige Brands Holdings, Inc.[1]	518,203	4,073,076

		16,707,280

Tobacco—0.3%
Alliance One International, Inc.[1]	409,630	1,998,994

Universal Corp.	179,039	8,165,969

		10,164,963

Energy—4.5%

Energy Equipment & Services—2.0%
Acergy SA, Sponsored ADR	571,310	8,918,149

Basic Energy Services, Inc.[1]	239,520	2,131,728

Bolt Technology Corp.[1]	92,949	1,024,298

Cal Dive International, Inc.[1]	516,722	3,906,418

Compagnie Generale de Geophysique-Veritas, Sponsored ADR[1]	188,050	3,996,063

Complete Production Services, Inc.[1]	290,530	3,776,890

Dawson Geophysical Co.[1]	90,069	2,081,495

Geokinetics, Inc.[1]	108,290	1,041,750

Gulfmark Offshore, Inc.[1]	213,930	6,056,358

Matrix Service Co.[1]	221,731	2,361,435

Oil States International, Inc.[1]	224,303	8,812,865

Pioneer Drilling Co.[1]	256,510	2,026,429

Rowan Cos., Inc.[1]	122,200	2,766,608
F 3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy Equipment & Services Continued
Seacor Holdings, Inc.[1]	88,940	$6,781,675

T-3 Energy Services, Inc.[1]	144,416	3,682,608

TGC Industries, Inc.[1]	216,955	848,294

Tidewater, Inc.	126,995	6,089,410

Willbros Group, Inc.[1]	425,861	7,184,275

		73,486,748

Oil, Gas & Consumable Fuels—2.5%
China Integrated Energy, Inc.[1]	136,610	961,734

CVR Energy, Inc.[1]	486,725	3,338,934

Dominion Resources Black Warrior Trust	69,260	993,881

Encore Acquisition Co.[1]	25,315	1,215,626

Gulfport Energy Corp.[1]	249,400	2,855,630

Holly Corp.	926,316	23,741,479

Inergy LP	431,318	15,389,426

MarkWest Energy Partners LP	911,220	26,671,409

Pengrowth Energy Trust	171,990	1,656,264

PrimeEnergy Corp.[1]	26,222	954,219

Provident Energy Trust	178,340	1,198,445

Ship Finance International Ltd.	75,160	1,024,431

Stone Energy Corp.[1]	65,050	1,174,153

Teekay Tankers Ltd., Cl. A	318,580	2,717,487

World Fuel Services Corp.	278,914	7,472,106

		91,365,224

	Shares	Value

Financials—18.7%

Capital Markets—3.0%
BGC Partners, Inc., Cl. A	387,181	$1,788,776

Fifth Street Finance Corp.	347,080	3,727,639

Gladstone Investment Corp.	209,670	956,095

Investment Technology Group, Inc.[1]	90,030	1,773,591

Knight Capital Group, Inc., Cl. A1	1,689,930	26,024,922

MF Global Ltd.[1]	2,364,193	16,431,141

Oppenheimer Holdings, Inc., Cl. A, Non-Vtg.	74,160	2,463,595

optionsXpress Holdings, Inc.	894,800	13,824,660

Penson Worldwide, Inc.[1]	276,803	2,507,835

Rodman & Renshaw Capital Group, Inc.[1]	525,320	2,153,812

Stifel Financial Corp.[1]	459,330	27,210,709

Tradestation Group, Inc.[1]	326,262	2,574,207

Triangle Capital Corp.	82,870	1,001,898

W.P. Carey & Co. LLC	104,209	2,881,379

Waddell & Reed Financial, Inc., Cl. A	118,280	3,612,271

		108,932,530

Commercial Banks—2.8%
Alliance Financial Corp.	39,780	1,080,027

Banco Latinoamericano de Exportaciones SA, Cl. E	312,450	4,343,055
F 4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Commercial Banks Continued
Banco Macro SA, ADR	151,570	$4,510,723

Bancolombia SA, Sponsored ADR	110,040	5,007,920

Bank of Marin Bancorp	38,680	1,259,421

BBVA Banco Frances SA, ADR	153,777	967,257

CapitalSource, Inc.	1,570,410	6,234,528

Century Bancorp, Inc., Cl. A	44,840	987,825

First of Long Island Corp. (The)[2]	44,490	1,123,373

Hancock Holding Co.	458,490	20,077,277

IBERIABANK Corp.	294,991	15,873,466

International Bancshares Corp.	396,602	7,507,676

National Bankshares, Inc.[2]	34,593	978,636

Northrim BanCorp, Inc.	63,450	1,071,036

Oriental Financial Group, Inc.	575,847	6,219,148

Santander BanCorp[1]	124,574	1,529,769

Sterling Bancshares, Inc.	2,287,850	11,736,671

Westamerica Bancorp	191,580	10,607,785

		101,115,593

Consumer Finance—1.2%
Advance America Cash Advance Centers, Inc.	749,665	4,168,137

Cash America International, Inc.	244,785	8,557,684

EZCORP, Inc., Cl. A1	428,651	7,377,084

First Cash Financial Services, Inc.[1]	338,932	7,520,901

Nelnet, Inc., Cl. A	331,082	5,704,543

	Shares	Value

Consumer Finance Continued
Student Loan Corp. (The)	41,242	$1,920,640

World Acceptance Corp.[1]	302,144	10,825,820

		46,074,809

Diversified Financial Services—1.1%
Encore Capital Group, Inc.[1]	128,800	2,241,120

Life Partners Holdings, Inc.	206,202	4,369,420

MSCI, Inc., Cl. A1	780,850	24,831,030
Portfolio Recovery Associates, Inc.[1]	166,608	7,477,367

		38,918,937

Insurance—4.9%
Allied World Assurance Holdings Ltd.	120,453	5,549,270

American Physicians Capital, Inc.	134,917	4,090,683

American Physicians Service Group, Inc.	36,830	849,668

American Safety Insurance Holdings Ltd.[1]	67,050	968,873

Amerisafe, Inc.[1]	328,014	5,894,412

AmTrust Financial Services, Inc.	399,364	4,720,482

Argo Group International Holdings Ltd.[1]	151,004	4,400,257

Aspen Insurance Holdings Ltd.	279,255	7,107,040

CNA Surety Corp.[1]	228,922	3,408,649

Conseco, Inc.[1]	1,235,600	6,178,000

EMC Insurance Group, Inc.	46,340	996,773

Employers Holdings, Inc.	241,290	3,701,389
F 5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
Endurance Specialty Holdings Ltd.	201,752	$7,511,227

Enstar Group Ltd.[1]	57,835	4,223,112

FBL Financial Group, Inc., Cl. A	158,230	2,930,420

First Mercury Financial Corp.	216,804	2,972,383

Flagstone Reinsurance Holdings Ltd.	353,790	3,870,463

FPIC Insurance Group, Inc.[1]	83,126	3,210,326

Greenlight Capital Re Ltd., Cl. A1	181,450	4,276,777

Hanover Insurance Group, Inc.	619,742	27,535,137

Harleysville Group, Inc.	85,144	2,706,728

Infinity Property & Casualty Corp.	139,649	5,675,335

MBIA, Inc.[1]	531,130	2,113,897

Mercer Insurance Group, Inc.	56,050	1,018,429

Mercury General Corp.	81,370	3,194,586

Montpelier Re Holdings Ltd.	348,180	6,030,478

National Interstate Corp.	48,910	829,514

National Western Life Insurance Co., Cl. A	11,020	1,913,292

OneBeacon Insurance Group Ltd.	156,930	2,162,495

Platinum Underwriters Holdings Ltd.	208,390	7,979,253

PMA Capital Corp., Cl. A1	250,670	1,579,221

ProAssurance Corp.[1]	148,316	7,966,052

Safety Insurance Group, Inc.	171,376	6,208,952

Seabright Insurance Holdings, Inc.[1]	83,970	964,815

	Shares	Value

Insurance Continued
StanCorp Financial Group, Inc.	200,379	$8,019,168

Unitrin, Inc.	276,720	6,101,676

Universal Insurance Holdings, Inc.	362,490	2,127,816

Validus Holdings Ltd.	270,617	7,290,422

		178,277,470

Real Estate Investment Trusts—4.8%
Agree Realty Corp.	101,263	2,358,415

Associated Estates Realty Corp.	106,290	1,197,888

CBL & Associates Properties, Inc.	301,140	2,912,024

Chimera Investment Corp.	3,444,150	13,363,302

DiamondRock Hospitality Co.	310,290	2,628,156

Digital Realty Trust, Inc.	517,840	26,036,995

Equity Lifestyle Properties, Inc.	83,370	4,207,684

Hatteras Financial Corp.	622,500	17,405,100

Home Properties of New York, Inc.	204,906	9,776,065

Hospitality Properties Trust	97,880	2,320,735

HRPT Properties Trust	148,720	962,218

Kilroy Realty Corp.	68,060	2,087,400

LaSalle Hotel Properties	160,330	3,403,806

Liberty Property Trust	30,630	980,466

LTC Properties, Inc.	360,953	9,655,493

Mack-Cali Realty Corp.	122,400	4,231,368

Mid-America Apartment Communities, Inc.	634,299	30,623,955
F 6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Real Estate Investment Trusts Continued
Monmouth Real Estate Investment Corp., Cl. A	142,420	$1,059,605

National Health Investors, Inc.	143,450	5,306,216

Nationwide Health Properties, Inc.	31,830	1,119,779

Newcastle Investment Corp.[1]	291,960	610,196

Realty Income Corp.	7,791	201,864

Starwood Property Trust, Inc.	600,180	11,337,400

Tanger Factory Outlet Centers, Inc.	414,680	16,168,373

Walter Investment Management Corp.	408,530	5,854,235

		175,808,738

Real Estate Management & Development—0.3%
E-House China Holdings Ltd., ADS[1]	208,970	3,786,536

FirstService Corp.[1]	47,485	907,913

Forestar Group, Inc.[1]	319,160	7,015,137

		11,709,586

Thrifts & Mortgage Finance—0.6%
First Defiance Financial Corp.	126,950	1,433,266

First Niagara Financial Group, Inc.	700,500	9,743,955

NASB Financial, Inc.	17,788	414,283

Northwest Bancshares, Inc.	359,700	4,071,804

OceanFirst Financial Corp.	245,296	2,771,845

United Financial Bancorp., Inc.	166,938	2,188,557

		20,623,710

	Shares	Value

Health Care—15.0%

Biotechnology—1.4%
Acorda Therapeutics, Inc.[1]	495,850	$12,505,337

Cubist Pharmaceuticals, Inc.[1]	46,440	880,967

Indevus Pharmaceuticals, Inc.[1,2]	14,100	141

Martek Biosciences Corp.[1]	329,772	6,245,882

PDL BioPharma, Inc.	861,840	5,912,222

Savient Pharmaceuticals, Inc.[1]	1,522,510	20,721,361

Sinovac Biotech Ltd.[1]	530,630	3,358,888

		49,624,798

Health Care Equipment & Supplies—4.2%
American Medical Systems Holdings, Inc.[1]	296,690	5,723,150

Atrion Corp.	18,056	2,811,680

Dexcom, Inc.[1]	103,843	839,051

Greatbatch, Inc.[1]	536,220	10,311,511

Hill-Rom Holdings, Inc.	287,948	6,907,873

Integra LifeSciences Holdings Corp.[1]	388,148	14,276,083

Invacare Corp.	257,495	6,421,925

Kensey Nash Corp.[1]	149,395	3,809,573

Kinetic Concepts, Inc.[1]	173,140	6,518,721

Masimo Corp.[1]	275,410	8,377,972

Merit Medical Systems, Inc.[1]	441,260	8,511,905

Natus Medical, Inc.[1]	492,059	7,277,553

NuVasive, Inc.[1]	728,910	23,310,542
F 7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies Continued
Orthofix International NV1	330,660	$10,240,540

Quidel Corp.[1]	218,551	3,011,633

Sirona Dental Systems, Inc.[1]	42,860	1,360,376

Steris Corp.	246,690	6,899,919

SurModics, Inc.[1]	80,568	1,825,671

Symmetry Medical, Inc.[1]	392,520	3,163,711

Thoratec Corp.[1]	273,861	7,372,338

Utah Medical Products, Inc.	35,730	1,047,604

Volcano Corp.[1]	767,550	13,340,019

Young Innovations, Inc.	38,930	964,685

		154,324,035

Health Care Providers & Services—7.4%
Alliance HealthCare Services, Inc.[1]	119,520	682,459

Allied Healthcare International, Inc.[1]	348,749	1,014,860

Amedisys, Inc.[1]	140,095	6,803,013

America Service Group, Inc.	152,020	2,412,557

American Dental Partners, Inc.[1]	72,160	930,864

AMN Healthcare Services, Inc.[1]	319,718	2,896,645

AmSurg Corp.[1]	361,065	7,950,651

Centene Corp.[1]	403,028	8,532,103

Chemed Corp.	129,971	6,234,709

Community Health Systems, Inc.[1]	96,689	3,442,128

Continucare Corp.[1]	333,670	1,458,138

CorVel Corp.[1]	24,950	836,823

Emergency Medical Services LP, Cl. A1	119,030	6,445,475

Ensign Group, Inc. (The)	63,105	969,924

Genoptix, Inc.[1]	429,461	15,258,749

	Shares	Value

Health Care Providers & Service Continued
Gentiva Health Services, Inc.[1]	308,941	$8,344,496

Health Management Associates, Inc., Cl. A1	4,811,033	34,976,210

HEALTHSOUTH Corp.[1]	333,098	6,252,249

Healthspring, Inc.[1]	607,543	10,698,832

Healthways, Inc.[1]	158,595	2,908,632

HMS Holdings Corp.[1]	284,400	13,847,436

InVentiv Health, Inc.[1]	277,057	4,480,012

Kindred Healthcare, Inc.[1]	107,107	1,977,195

LHC Group, Inc.[1]	235,540	7,916,499

LifePoint Hospitals, Inc.[1]	169,552	5,512,136

Lincare Holdings, Inc.[1]	250,598	9,302,198

Magellan Health Services, Inc.[1]	181,261	7,382,761

MEDNAX, Inc.[1]	389,458	23,410,320

Metropolitan Health Networks, Inc.[1]	475,280	945,807

Molina Healthcare, Inc.[1]	280,419	6,413,183

Nighthawk Radiology Holdings, Inc.[1]	358,790	1,625,319

NovaMed Eyecare, Inc.[1]	233,390	905,553

Odyssey Healthcare, Inc.[1]	424,785	6,618,150

PharMerica Corp.[1]	379,437	6,025,460

PSS World Medical, Inc.[1]	7,520	169,726

RehabCare Group, Inc.[1]	277,667	8,449,407

Res-Care, Inc.[1]	177,950	1,993,040
F 8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Health Care Providers & Service Continued
Sun Healthcare Group, Inc.[1]	1,670,508	$15,318,558

Triple-S Management Corp., Cl. B1	333,734	5,873,718

U.S. Physical Therapy, Inc.[1]	141,329	2,392,700

Universal Health Services, Inc., Cl. B	116,404	3,550,322

VCA Antech, Inc.[1]	84,269	2,099,983

Virtual Radiologic Corp.[1]	76,360	974,354

WellCare Health Plans, Inc.[1]	111,490	4,098,372

		270,331,726

Health Care Technology—0.3%
MedAssets, Inc.[1]	573,850	12,171,359

Life Sciences Tools & Services—0.5%
Bruker Corp.[1]	143,420	1,729,645

Cambrex Corp.[1]	375,900	2,097,522

eResearch Technology, Inc.[1]	608,786	3,658,804

Harvard Bioscience, Inc.[1]	272,020	971,111

ICON plc, Sponsored ADR[1]	175,440	3,812,311

Kendle International, Inc.[1]	291,150	5,330,957

		17,600,350

Pharmaceuticals—1.2%
Biovail Corp.	274,120	3,826,715

Cornerstone Therapeutics, Inc.[1]	174,640	1,065,304

Endo Pharmaceuticals Holdings, Inc.[1]	157,166	3,223,475

Impax Laboratories, Inc.[1]	211,970	2,882,792

K-V Pharmaceutical Co., Cl. A1	474,180	1,740,241

	Shares	Value

Pharmaceuticals Continued
King Pharmaceuticals, Inc.[1]	403,451	$4,950,344

Medicis Pharmaceutical Corp., Cl. A	130,906	3,541,007

Par Pharmaceutical Cos., Inc.[1]	80,970	2,191,048

Perrigo Co.	220,650	8,790,696

Questcor Pharmaceuticals, Inc.[1]	1,240,400	5,891,900

Valeant Pharmaceuticals International, Inc.[1]	202,120	6,425,395

		44,528,917

Industrials—15.6%

Aerospace & Defense—1.6%
BE Aerospace, Inc.[1]	1,312,267	30,838,275

Ceradyne, Inc.[1]	379,065	7,281,839

Cubic Corp.	90,130	3,361,849

DynCorp International, Inc., Cl. A1	405,608	5,820,475

Gencorp, Inc.[1]	453,870	3,177,090

Triumph Group, Inc.	160,550	7,746,538

		58,226,066

Air Freight & Logistics—0.8%
Atlas Air Worldwide Holdings, Inc.[1]	73,860	2,751,285

Hub Group, Inc., Cl. A1	972,850	26,101,566

		28,852,851

Airlines—0.6%
Allegiant Travel Co.[1]	103,182	4,867,095

Hawaiian Holdings, Inc.[1]	659,297	4,615,079
F 9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Airlines Continued
Pinnacle Airlines Corp.[1]	142,720	$981,914

Republic Airways Holdings, Inc.[1]	478,494	3,536,071

SkyWest, Inc.	371,210	6,280,873

		20,281,032

Building Products—0.5%
Aaon, Inc.	136,602	2,662,373

Ameron International Corp.	98,376	6,242,941

Apogee Enterprises, Inc.	407,258	5,701,612

Gibraltar Industries, Inc.[1]	142,320	2,238,694

NCI Building Systems, Inc.[1]	372,600	674,406

Universal Forest Products, Inc.	49,735	1,830,745

		19,350,771

Commercial Services & Supplies—2.2%
American Reprographics Co.[1]	600,192	4,207,346

ATC Technology Corp.[1]	262,057	6,250,059

Brink’s Co. (The)	119,520	2,909,117

Consolidated Graphics, Inc.[1]	62,602	2,192,322

Courier Corp.	16,298	232,247

Deluxe Corp.	435,292	6,437,969

EnergySolutions, Inc.	1,282,919	10,891,982

Ennis, Inc.	129,510	2,174,473

G&K Services, Inc., Cl. A	125,872	3,163,163

M&F Worldwide Corp.[1]	63,368	2,503,036

Miller (Herman), Inc.	310,080	4,955,078

North American Galvanizing & Coating, Inc.[1]	220,410	1,068,989

	Shares	Value

Commercial Services & Supplies Continued
R.R. Donnelley & Sons Co.	378,323	$8,425,253

Sykes Enterprises, Inc.[1]	144,635	3,683,853

Team, Inc.[1]	126,200	2,373,822

Waste Connections, Inc.[1]	513,560	17,122,090

		78,590,799

Construction & Engineering—1.3%
Baker (Michael) Corp.[1]	109,509	4,533,673

Comfort Systems USA, Inc.	482,770	5,957,382

Dycom Industries, Inc.[1]	552,252	4,434,584

EMCOR Group, Inc.[1]	326,590	8,785,271

Pike Electric Corp.[1]	170,440	1,581,683

Primoris Services Corp.	135,610	1,080,812

Sterling Construction Co., Inc.[1]	116,690	2,238,114

Tutor Perini Corp.[1]	1,094,100	19,781,328

		48,392,847

Electrical Equipment—2.0%
AZZ, Inc.[1]	147,239	4,814,715

Encore Wire Corp.	224,348	4,727,012

EnerSys, Inc.[1]	313,989	6,866,939

GT Solar International, Inc.[1]	650,816	3,618,537

Harbin Electric, Inc.[1]	439,520	9,027,741

Hubbell, Inc., Cl. B	179,917	8,510,074

Powell Industries, Inc.[1]	192,209	6,060,350

Regal-Beloit Corp.	321,200	16,683,128

Smith (A.O.) Corp.	94,680	4,108,165

Thomas & Betts Corp.[1]	215,239	7,703,404

		72,120,065
F 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Industrial Conglomerates—0.3%
Carlisle Cos., Inc.	208,500	$7,143,210

Tredegar Corp.	328,170	5,191,649

		12,334,859

Machinery—3.8%
Altra Holdings, Inc.[1]	147,356	1,819,847

American Railcar Industries, Inc.	93,480	1,030,150

Ampco-Pittsburgh Corp.	124,170	3,915,080

Chart Industries, Inc.[1]	355,053	5,876,127

Colfax Corp.[1]	465,850	5,608,834

EnPro Industries, Inc.[1]	404,149	10,673,575

Force Protection, Inc.[1]	444,827	2,317,549

Freightcar America, Inc.	305,850	6,065,006

Gardner Denver, Inc.	718,869	30,587,876

Graco, Inc.	690,739	19,734,413

Harsco Corp.	71,370	2,300,255

K-Tron International, Inc.[1]	11,161	1,213,647

Lincoln Electric Holdings, Inc.	79,172	4,232,535

Mueller Industries, Inc.	310,950	7,723,998

Oshkosh Corp.	33,530	1,241,616

Portec Rail Products, Inc.	107,147	1,147,544

Timken Co.	160,030	3,794,311

Toro Co. (The)	154,347	6,453,248

Wabtec Corp.	457,830	18,697,777

Watts Water Technologies, Inc., Cl. A	93,780	2,899,678

		137,333,066

	Shares	Value

Marine—0.2%
Diana Shipping, Inc.[1]	241,090	$3,490,983

Kirby Corp.[1]	65,180	2,270,219

Safe Bulkers, Inc.	371,190	3,251,624

		9,012,826

Professional Services—0.7%
GP Strategies Corp.[1]	134,315	1,011,392

Resources Connection, Inc.[1]	375,867	7,975,898

School Specialty, Inc.[1]	374,240	8,753,474

Spherion Corp.[1]	291,420	1,637,780

VSE Corp.	48,440	2,183,675

Watson Wyatt & Co. Holdings	89,234	4,240,400

		25,802,619

Road & Rail—1.2%
Avis Budget Group, Inc.[1]	739,794	9,706,097

Dollar Thrifty Automotive Group, Inc.[1]	248,308	6,359,168

Old Dominion Freight Line, Inc.[1]	873,170	26,806,319

		42,871,584

Trading Companies & Distributors—0.4%
Aircastle Ltd.	116,810	1,150,579

DXP Enterprises, Inc.[1]	77,494	1,012,847

Genesis Lease Ltd., ADS	40,180	358,807

Houston Wire & Cable Co.	232,612	2,768,083

Interline Brands, Inc.[1]	71,626	1,236,981

WESCO International, Inc.[1]	283,140	7,647,611

		14,174,908
F 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Information Technology—20.4%

Communications Equipment—3.6%
ADTRAN, Inc.	190,380	$4,293,069

Arris Group, Inc.[1]	2,227,590	25,461,354

Black Box Corp.	135,772	3,847,778

Blue Coat Systems, Inc.[1]	1,505,986	42,980,840

Comtech Telecommunications Corp.[1]	616,900	21,622,345

InterDigital, Inc.[1]	126,800	3,365,272

Ituran Location and Control Ltd.	76,147	977,727

Netgear, Inc.[1]	165,767	3,595,486

Oplink Communications, Inc.[1]	84,466	1,384,398

Plantronics, Inc.	240,295	6,242,864

Polycom, Inc.[1]	561,580	14,022,653

Sierra Wireless, Inc.[1]	391,630	4,151,278

		131,945,064

Computers & Peripherals—1.3%
China Digital TV Holding Co. Ltd., ADR	166,650	1,014,899

Diebold, Inc.	63,450	1,805,153

NCR Corp.[1]	247,380	2,753,339

QLogic Corp.[1]	440,600	8,314,122

Rimage Corp.[1]	59,250	1,027,395

STEC, Inc.[1]	294,440	4,811,150

Synaptics, Inc.[1]	868,050	26,605,733

		46,331,791

Electronic Equipment & Instruments—1.6%
Anixter International, Inc.[1]	88,770	4,181,067

Benchmark Electronics, Inc.[1]	446,660	8,446,341

Cogent, Inc.[1]	214,970	2,233,538

Insight Enterprises, Inc.[1]	393,722	4,496,305

	Shares	Value

Electronic Equipment & Instruments Continued
Multi-Fineline Electronix, Inc.[1]	270,704	$7,679,872

PC Connection, Inc.[1]	38,813	261,988

PC Mall, Inc.[1]	147,020	767,444

ScanSource, Inc.[1]	210,391	5,617,440

Spectrum Control, Inc.[1]	125,100	1,184,697

SYNNEX Corp.[1]	241,800	7,413,588

Tech Data Corp.[1]	198,852	9,278,434

Technitrol, Inc.	227,180	995,048

TTM Technologies, Inc.[1]	440,676	5,080,994

		57,636,756

Internet Software & Services—1.9%
DivX, Inc.[1]	88,160	497,222

EarthLink, Inc.	775,573	6,445,012

GigaMedia Ltd.[1]	1,235,340	4,039,562

j2 Global Communications, Inc.[1]	998,783	20,325,234

Perficient, Inc.[1]	118,050	995,162

Saba Software, Inc.[1]	252,800	1,046,592

SkillSoft plc, ADR[1]	300,826	3,152,656

Sohu.com, Inc.[1]	52,170	2,988,298

United Online, Inc.	581,658	4,182,121

ValueClick, Inc.[1]	610,971	6,183,027

VistaPrint NV1	325,607	18,448,893

Web.com Group, Inc.[1]	80,660	526,710

		68,830,489

IT Services—4.5%
Acxiom Corp.[1]	799,578	10,730,337

Broadridge Financial Solutions, Inc.	369,726	8,341,019

CACI International, Inc., Cl. A1	489,864	23,929,856

Cass Information Systems, Inc.	11,210	340,784

Convergys Corp.[1]	528,306	5,679,290
F 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

IT Services Continued
CSG Systems International, Inc.[1]	340,978	$6,509,270

DST Systems, Inc.[1]	150,423	6,550,922

Forrester Research, Inc.[1]	78,560	2,038,632

Gartner, Inc.[1]	380,863	6,870,769

Global Cash Access, Inc.[1]	571,278	4,278,872

iGate Corp.	158,014	1,580,140

Lender Processing Services, Inc.	373,830	15,199,928

Ness Technologies, Inc.[1]	359,010	1,759,149

NeuStar, Inc., Cl. A1	1,076,666	24,806,385

Patni Computer Systems Ltd., ADR	228,230	4,667,304

Satyam Computer Services Ltd., ADR[1]	779,430	3,593,172

Syntel, Inc.	74,603	2,837,152

TeleTech Holdings, Inc.[1]	459,389	9,201,562

Telvent GIT SA	100,580	3,920,608

TNS, Inc.[1]	207,280	5,325,023

Unisys Corp.[1]	152,560	5,882,714

Virtusa Corp.[1]	365,651	3,312,798

Wright Express Corp.[1]	236,960	7,549,546

		164,905,232

Semiconductors & Semiconductor Equipment—3.2%
Amkor Technology, Inc.[1]	145,520	1,041,923

Atheros Communications, Inc.[1]	627,600	21,489,024

Himax Technologies, Inc.	875,618	2,425,462

Mellanox Technologies Ltd.[1]	84,620	1,595,933

Micrel, Inc.	600,768	4,926,298

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Netlogic Microsystems, Inc.[1]	426,950	$19,750,707

Semtech Corp.[1]	1,193,081	20,294,308

Sigma Designs, Inc.[1]	241,732	2,586,532

Silicon Motion Technology Corp., ADR[1]	161,770	551,636

Skyworks Solutions, Inc.[1]	1,280,680	18,172,849

Tessera Technologies, Inc.[1]	167,551	3,898,912

Varian Semiconductor Equipment Associates, Inc.[1]	527,249	18,917,694

Volterra Semiconductor Corp.[1]	139,610	2,669,343

		118,320,621

Software—4.3%
Actuate Corp.[1]	542,440	2,321,643

Blackboard, Inc.[1]	191,790	8,705,348

Changyou.com Ltd., ADR[1]	30,388	1,009,185

Compuware Corp.[1]	756,061	5,466,321

Concur Technologies, Inc.[1]	287,280	12,281,220

Double-Take Software, Inc.[1]	136,940	1,368,031

FactSet Research Systems, Inc.	375,259	24,718,310

Fair Isaac Corp.	363,796	7,752,493

Fortinet, Inc.[1]	69,970	1,229,373

Giant Interactive Group, Inc., ADR	325,260	2,283,325

Henry (Jack) & Associates, Inc.	128,327	2,966,920

i2 Technologies, Inc.[1]	213,264	4,077,608

Informatica Corp.[1]	257,222	6,651,761
F 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software Continued
JDA Software Group, Inc.[1]	121,070	$3,083,653

Manhattan Associates, Inc.[1]	269,902	6,485,745

MICROS Systems, Inc.[1]	68,510	2,125,865

MicroStrategy, Inc., Cl. A1	92,293	8,677,388

Monotype Imaging Holdings, Inc.[1]	125,500	1,133,265

Net 1 UEPS Technologies, Inc.[1]	434,360	8,435,271

Novell, Inc.[1]	127,020	527,133

Perfect World Co. Ltd.[1]	128,090	5,051,870

Pervasive Software, Inc.[1]	183,350	883,747

Quest Software, Inc.[1]	412,350	7,587,240

S1 Corp.[1]	612,990	3,996,695

SonicWALL, Inc.[1]	423,289	3,221,229

Sybase, Inc.[1]	107,010	4,644,234

TIBCO Software, Inc.[1]	1,735,940	16,717,102

Websense, Inc.[1]	185,400	3,237,084

		156,639,059

Materials—5.0%

Chemicals—1.9%
Ashland, Inc.	158,790	6,291,260

Cabot Corp.	44,940	1,178,776

Cytec Industries, Inc.	359,991	13,110,872

Hawkins, Inc.	125,550	2,740,757

Innophos Holdings, Inc.	371,166	8,533,106

Innospec, Inc.	70,160	707,914

KMG Chemicals, Inc.	80,270	1,200,037

Koppers Holdings, Inc.	20,414	621,402

	Shares	Value

Chemicals Contineud
LSB Industries, Inc.[1]	205,106	$2,891,995

Minerals Technologies, Inc.	134,933	7,349,801

NewMarket Corp.	54,100	6,209,057

Omnova Solutions, Inc.[1]	306,250	1,877,313

PolyOne Corp.[1]	470,280	3,512,992

Schulman (A.), Inc.	255,843	5,162,912

Spartech Corp.	212,972	2,185,093

Stepan Co.	38,980	2,526,294

W.R. Grace & Co.[1]	174,140	4,414,449

		70,514,030

Construction Materials—0.5%
Eagle Materials, Inc.	690,520	17,988,046

Containers & Packaging—1.2%
AEP Industries, Inc.[1]	88,012	3,369,099

Boise, Inc.[1]	411,330	2,184,162

Bway Holding Co.[1]	184,150	3,539,363

Myers Industries, Inc.	256,907	2,337,854

Packaging Corp. of America	1,039,720	23,923,957

Rock-Tenn Co., Cl. A	123,168	6,208,899

		41,563,334

Metals & Mining—1.1%
Century Aluminum Co.[1]	583,950	9,454,151

Compass Minerals International, Inc.	358,450	24,084,256

Mesabi Trust	68,120	871,936

Redcorp Ventures Ltd., Legend Shares[1,2]	4,502,900	21,527

Thompson Creek Metals Co., Inc.[1]	545,080	6,388,338

		40,820,208
F 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.[1]	400,120	$3,905,171

Clearwater Paper Corp.[1]	67,659	3,719,215

Domtar Corp.[1]	34,230	1,896,684

KapStone Paper & Packing Corp.[1]	255,610	2,517,759

		12,038,829

Telecommunication Services—0.4%

Diversified Telecommunication Services—0.3%
Atlantic Tele-Network, Inc.	21,520	1,183,815

Cincinnati Bell, Inc.[1]	2,365,160	8,159,802

Hickory Tech Corp.	118,100	1,042,823

Nortel Inversora SA, Sponsored ADR[1]	67,650	1,014,750

		11,401,190

Wireless Telecommunication Services—0.1%
USA Mobility, Inc.	383,486	4,222,181

Utilities—3.1%

Electric Utilities—1.0%
Cleco Corp.	318,870	8,714,717

Companhia Paranaense de Energia-Copel, Sponsored ADR	424,140	9,097,803

El Paso Electric Co.[1]	216,220	4,384,942

Empresa Distribuidora y Comercializadora Norte SA, ADR[1]	136,710	1,080,009

Westar Energy, Inc.	586,050	12,729,006

		36,006,477

Energy Traders—0.2%
Calpine Corp.[1]	40,600	446,600

Mirant Corp.[1]	414,260	6,325,750

		6,772,350

	Shares	Value

Gas Utilities—1.0%
AGL Resources, Inc.	215,620	$7,863,661

Atmos Energy Corp.	270,080	7,940,352

Chesapeake Utilities Corp.	23,940	767,277

Laclede Group, Inc. (The)	61,250	2,068,413

New Jersey Resources Corp.	184,940	6,916,756

Nicor, Inc.	97,380	4,099,698

Southwest Gas Corp.	226,186	6,453,087

		36,109,244

Multi-Utilities—0.5%
Avista Corp.	197,001	4,253,252

NorthWestern Corp.	629,932	16,390,831

		20,644,083

Water Utilities—0.4%
Aqua America, Inc.	831,550	14,560,441

Total Common Stocks (Cost $3,113,783,715)		3,599,818,143

Investment Companies—1.5%
Apollo Investment Corp.	404,670	3,856,505

Ares Capital Corp.	200,177	2,492,204

ASA Ltd.	5,834	451,843

BlackRock Kelso Capital Corp.	136,910	1,166,473

Gladstone Capital Corp.	306,941	2,363,446

Hercules Technology Growth Capital, Inc.	545,187	5,664,493

JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[3,4]	492,969	492,969
F 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies Continued
MCG Capital Corp.[1]	488,417	$2,109,961

NGP Capital Resources Co.	138,810	1,128,525

Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[3,5]	24,621,446	24,621,446

PennantPark Investment Corp.	312,157	2,784,440

Prospect Capital Corp.	563,574	6,655,809

	Shares	Value

Investment Companies Continued
TICC Capital Corp.	239,920	$1,451,511

Total Investment Companies (Cost $51,174,407)		55,239,625

Total Investments, at Value (Cost $3,164,958,122)	100.2%	3,655,057,768

Liabilities in Excess of Other Assets	(0.2)	(8,682,729)

Net Assets	100.0%	$3,646,375,039

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $2,123,677, which represents 0.06% of the Fund’s net assets. See Note 6 of accompanying Notes.

3.	Rate shown is the 7-day yield as of December 31, 2009.

4.	Interest rate is less than 0.0005%.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2009	Additions	Reductions	December 31, 2009

OFI Liquid Assets Fund, LLC	166,725	33,992	200,717	—
Oppenheimer Institutional Money Market Fund, Cl. E	111,309,371	739,491,174	826,179,099	24,621,446

			Value	Income

OFI Liquid Assets Fund, LLC			$—	$997	[a]
Oppenheimer Institutional Money Market Fund, Cl. E			24,621,446	49,235

			$24,621,446	$50,232

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
F 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Footnotes to Statement of Investments Continued
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2009 based on valuation input level:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$497,563,078	$—	$—	$497,563,078
Consumer Staples	82,766,817	—	—	82,766,817
Energy	164,851,972	—	—	164,851,972
Financials	681,461,373	—	—	681,461,373
Health Care	548,581,044	—	141	548,581,185
Industrials	567,344,293	—	—	567,344,293
Information Technology	744,609,012	—	—	744,609,012
Materials	182,902,920	—	21,527	182,924,447
Telecommunication Services	15,623,371	—	—	15,623,371
Utilities	114,092,595	—	—	114,092,595
Investment Companies	55,239,625	—	—	55,239,625

Total Assets	$3,655,036,100	$—	$21,668	$3,655,057,768

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $3,140,336,676)	$3,630,436,322
Affiliated companies (cost $24,621,446)	24,621,446

3,655,057,768

Cash	180,000

Receivables and other assets:
Dividends	4,287,992
Shares of beneficial interest sold	2,226,254
Investments sold	10,684
Other	53,435

Total assets	3,661,816,133

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	6,699,187
Investments purchased	6,189,866
Distribution and service plan fees	1,678,750
Transfer and shareholder servicing agent fees	601,926
Shareholder communications	181,249
Trustees’ compensation	44,527
Other	45,589

Total liabilities	15,441,094

Net Assets	$3,646,375,039

Composition of Net Assets
Par value of shares of beneficial interest	$220,475

Additional paid-in capital	4,832,309,906

Accumulated net investment income	7,274,653

Accumulated net realized loss on investments and foreign currency transactions	(1,683,529,644)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	490,099,649

Net Assets	$3,646,375,039

F 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,006,958,105 and 120,944,398 shares of beneficial interest outstanding)	$16.59
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$17.60

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $133,398,174 and 8,855,490 shares of beneficial interest outstanding)	$15.06

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $354,220,128 and 23,389,712 shares of beneficial interest outstanding)	$15.14

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $244,869,382 and 15,178,199 shares of beneficial interest outstanding)	$16.13

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $906,929,250 and 52,107,453 shares of beneficial interest outstanding)	$17.40
See accompanying Notes to Financial Statements.
F 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $46,533)	$27,646,942
Affiliated companies	49,235

Income from investment of securities lending cash collateral, net—affiliated companies	997

Total investment income	27,697,174

Expenses
Management fees	11,180,219

Distribution and service plan fees:
Class A	2,428,056
Class B	679,272
Class C	1,711,549
Class N	580,085

Transfer and shareholder servicing agent fees:
Class A	4,267,166
Class B	485,327
Class C	763,430
Class N	667,852
Class Y	961,070

Shareholder communications:
Class A	119,966
Class B	26,866
Class C	33,474
Class N	11,068
Class Y	19,678

Trustees’ compensation	60,857

Custodian fees and expenses	16,525

Other	70,605

Total expenses	24,083,065
Less waivers and reimbursements of expenses	(1,617,875)

Net expenses	22,465,190

Net Investment Income	5,231,984

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	(83,221,731)
Foreign currency transactions	(622,793)

Net realized loss	(83,844,524)

Net change in unrealized appreciation on:
Investments	758,667,411
Translation of assets and liabilities denominated in foreign currencies	1,336,679

Net change in unrealized appreciation	760,004,090

Net Increase in Net Assets Resulting from Operations	$681,391,550

See accompanying Notes to Financial Statements.
F 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31, 2009	June 30,
	(Unaudited)	2009

Operations
Net investment income	$5,231,984	$21,228,124

Net realized loss	(83,844,524)	(1,176,285,498)

Net change in unrealized appreciation (depreciation)	760,004,090	(274,076,691)

Net increase (decrease) in net assets resulting from operations	681,391,550	(1,429,134,065)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(4,173,568)	—
Class B	—	—
Class C	—	—
Class N	(150,411)	—
Class Y	(4,581,567)	(2,104,629)

	(8,905,546)	(2,104,629)

Distributions from net realized gain:
Class A	—	(4,611,189)
Class B	—	(363,922)
Class C	—	(784,203)
Class N	—	(461,487)
Class Y	—	(1,972,303)

	—	(8,193,104)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(163,675,522)	(596,719,102)
Class B	(24,494,705)	(66,015,111)
Class C	(19,367,308)	(69,016,845)
Class N	(4,118,931)	(2,643,071)
Class Y	(145,365,174)	137,113,629

	(357,021,640)	(597,280,500)

Net Assets
Total increase (decrease)	315,464,364	(2,036,712,298)

Beginning of period	3,330,910,675	5,367,622,973

End of period (including accumulated net investment income of $7,274,653 and $10,948,215, respectively)	$3,646,375,039	$3,330,910,675

See accompanying Notes to Financial Statements.
F 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 31, 2009	Year Ended June 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.70	$17.87	$24.25	$22.27	$20.17	$19.52

Income (loss) from investment operations:
Net investment income (loss)[1]	.02	.08	(.04)	.08	(.02)	(.04)
Net realized and unrealized gain (loss)	2.90	(4.22)	(4.28)	3.45	3.59	2.65

Total from investment operations	2.92	(4.14)	(4.32)	3.53	3.57	2.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	—	(.05)	—	—	—
Distributions from net realized gain	—	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—[2]	—	—	—
Tax return of capital distribution from net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(.03)	(2.06)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$16.59	$13.70	$17.87	$24.25	$22.27	$20.17

Total Return, at Net Asset Value[3]	21.36%	(23.14)%	(18.66)%	16.48%	18.22%	13.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,006,958	$1,804,702	$3,304,735	$3,766,574	$2,584,254	$1,557,307

Average net assets (in thousands)	$1,936,969	$2,231,028	$3,576,817	$3,086,495	$2,040,757	$1,325,846

Ratios to average net assets:[4]
Net investment income (loss)	0.31%	0.58%	(0.17)%	0.35%	(0.07)%	(0.20)%
Total expenses	1.33%[5]	1.38%[5]	1.19%[5]	1.12%[5]	1.15%	1.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.22%	1.19%	1.12%	1.15%	1.19%

Portfolio turnover rate	77%	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	1.33%
Year Ended June 30, 2009	1.38%
Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%
See accompanying Notes to Financial Statements.
F 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months
	Ended
	December 31, 2009	Year Ended June 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.46	$16.39	$22.53	$20.94	$19.19	$18.79

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.03)	(.17)	(.10)	(.18)	(.18)
Net realized and unrealized gain (loss)	2.63	(3.87)	(3.96)	3.24	3.40	2.54

Total from investment operations	2.60	(3.90)	(4.13)	3.14	3.22	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$15.06	$12.46	$16.39	$22.53	$20.94	$19.19

Total Return, at Net Asset Value[2]	20.87%	(23.77)%	(19.25)%	15.63%	17.29%	12.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$133,398	$132,615	$261,085	$473,768	$501,742	$510,183

Average net assets (in thousands)	$134,776	$160,939	$357,794	$479,042	$512,657	$490,050

Ratios to average net assets:[3]
Net investment loss	(0.48)%	(0.21)%	(0.89)%	(0.46)%	(0.85)%	(0.98)%
Total expenses	2.39%[4]	2.22%[4]	1.92%[4]	1.89%[4]	1.92%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	2.02%	1.92%	1.89%	1.92%	1.97%

Portfolio turnover rate	77%	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	2.39%
Year Ended June 30, 2009	2.22%
Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%
See accompanying Notes to Financial Statements.
F 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2009	Year Ended June 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.53	$16.47	$22.62	$21.01	$19.24	$18.82

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.02)	(.16)	(.08)	(.16)	(.17)
Net realized and unrealized gain (loss)	2.64	(3.89)	(3.98)	3.24	3.40	2.55

Total from investment operations	2.61	(3.91)	(4.14)	3.16	3.24	2.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$15.14	$12.53	$16.47	$22.62	$21.01	$19.24

Total Return, at Net Asset Value[2]	20.83%	(23.72)%	(19.21)%	15.68%	17.35%	13.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$354,220	$310,094	$505,404	$710,808	$600,331	$473,099

Average net assets (in thousands)	$339,555	$342,312	$602,381	$645,637	$543,420	$433,888

Ratios to average net assets:[3]
Net investment loss	(0.45)%	(0.18)%	(0.86)%	(0.39)%	(0.79)%	(0.91)%
Total expenses	2.10%[4]	2.08%[4]	1.88%[4]	1.84%[4]	1.87%	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	1.98%	1.88%	1.84%	1.87%	1.90%

Portfolio turnover rate	77%	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	2.10%
Year Ended June 30, 2009	2.08%
Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%
See accompanying Notes to Financial Statements.
F 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months
	Ended
	December 31, 2009	Year Ended June 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.32	$17.42	$23.70	$21.87	$19.90	$19.33

Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.04	(.09)	.01	(.09)	(.10)
Net realized and unrealized gain (loss)	2.82	(4.11)	(4.18)	3.37	3.53	2.63

Total from investment operations	2.82	(4.07)	(4.27)	3.38	3.44	2.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	—	—	—	—	—
Distributions from net realized gain	—	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.01)	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$16.13	$13.32	$17.42	$23.70	$21.87	$19.90

Total Return, at Net Asset Value[3]	21.17%	(23.34)%	(18.87)%	16.08%	17.79%	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$244,870	$205,574	$275,975	$300,360	$192,089	$129,631

Average net assets (in thousands)	$230,606	$210,488	$289,699	$245,298	$162,869	$105,497

Ratios to average net assets:[4]
Net investment income (loss)	0.07%	0.31%	(0.47)%	0.02%	(0.40)%	(0.50)%
Total expenses	1.71%[5]	1.79%[5]	1.55%[5]	1.45%[5]	1.49%	1.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.48%	1.49%	1.48%	1.45%	1.48%	1.50%

Portfolio turnover rate	77%	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	1.71%
Year Ended June 30, 2009	1.79%
Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
F 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2009				Year Ended June 30,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.38	$18.75	$25.32	$23.09	$20.76	$19.94

Income (loss) from investment operations:
Net investment income[1]	.06	.13	.05	.20	.10	.08
Net realized and unrealized gain (loss)	3.04	(4.44)	(4.47)	3.58	3.70	2.70

Total from investment operations	3.10	(4.31)	(4.42)	3.78	3.80	2.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.03)	(.14)	—	—	—
Distributions from net realized gain	—	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	— [2]	—	—	—
Tax return of capital distribution from net realized gain	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.08)	(.06)	(2.15)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$17.40	$14.38	$18.75	$25.32	$23.09	$20.76

Total Return, at Net Asset Value[3]	21.61%	(22.93)%	(18.28)%	17.00%	18.83%	14.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$906,929	$877,926	$1,020,424	$803,692	$417,656	$229,463

Average net assets (in thousands)	$916,174	$926,200	$746,300	$570,576	$314,236	$84,470

Ratios to average net assets:[4]
Net investment income	0.70%	0.93%	0.25%	0.83%	0.42%	0.39%
Total expenses	0.84%[5]	0.89%[5]	0.76%[5]	0.66%[5]	0.66%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.89%	0.76%	0.66%	0.66%	0.69%

Portfolio turnover rate	77%	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	0.84%
Year Ended June 30, 2009	0.89%
Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%
See accompanying Notes to Financial Statements.
F 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Small Cap Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
F 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
F 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.
F 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended June 30, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of June 30, 2009, the Fund had available for federal income tax purposes post-October losses of $1,041,629,814 and unused capital loss carryforwards as follows:

Expiring

2017	$478,212,253
As of December 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,603,686,591 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2009, it is estimated that the Fund will not utilize of capital loss carryforward to offset realized capital gains.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,248,818,575

Gross unrealized appreciation	$531,777,710
Gross unrealized depreciation	(125,538,517)

Net unrealized appreciation	$406,239,193

F 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2009		Year Ended June 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	11,525,752	$175,992,721	49,942,439	$681,206,394
Dividends and/or distributions reinvested	243,074	3,862,427	352,808	3,989,819
Redeemed	(22,537,275)	(343,530,670)	(103,469,796)	(1,281,915,315)

Net decrease	(10,768,449)	$(163,675,522)	(53,174,549)	$(596,719,102)

Class B
Sold	482,477	$6,751,794	1,529,960	$18,573,079
Dividends and/or distributions reinvested	—	—	33,510	346,071
Redeemed	(2,270,605)	(31,246,499)	(6,850,841)	(84,934,261)

Net decrease	(1,788,128)	$(24,494,705)	(5,287,371)	$(66,015,111)

Class C
Sold	1,685,025	$23,681,395	4,856,312	$59,002,496
Dividends and/or distributions reinvested	—	—	65,707	682,039
Redeemed	(3,052,446)	(43,048,703)	(10,852,643)	(128,701,380)

Net decrease	(1,367,421)	$(19,367,308)	(5,930,624)	$(69,016,845)

F 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months Ended December 31, 2009		Year Ended June 30, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	2,535,380	$37,823,452	6,580,416	$85,074,608
Dividends and/or distributions reinvested	8,798	136,021	38,068	419,125
Redeemed	(2,802,335)	(42,078,404)	(7,023,966)	(88,136,804)

Net decrease	(258,157)	$(4,118,931)	(405,482)	$(2,643,071)

Class Y
Sold	7,085,289	$114,220,631	41,571,371	$630,054,908
Dividends and/or distributions reinvested	253,450	4,225,006	315,754	3,744,848
Redeemed	(16,267,054)	(263,810,811)	(35,277,736)	(496,686,127)

Net increase (decrease)	(8,928,315)	$(145,365,174)	6,609,389	$137,113,629

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended December 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$2,678,295,072	$2,928,652,806
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2009, the Fund paid $5,595,395 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$10,106,824
Class N	5,104,306
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End Sales	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
	Charges	Charges	Charges	Charges	Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2009	$159,079	$2,717	$99,736	$14,425	$1,082
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended December 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$909,752
Class B	250,102
Class C	174,483
Class N	269,005
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 31, 2009, the Manager waived $14,533 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of December 31, 2009, the Fund held no outstanding forward contracts.
F 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Illiquid Securities
As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of December 31, 2009, the Fund had no securities on loan.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 16, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies
F 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and its subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the
15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Matthew Ziehl and Raman Vardharaj, the portfolio managers for the Fund effective May 2009, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap core funds. The Board noted that the Fund’s one-year, three-year and five-year performance was below its peer group median. The Board considered the Manager’s assertion that poor stock selection in the information technology sector and underweighting in the consumer discretionary sector contributed to the Fund’s underperformance in 2008. The Board noted the Fund’s recent improved performance, ranking in the top quintile during the four-month period ended April 30, 2009. The Board also noted a change to the Fund’s portfolio management team on May 19, 2009.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided
16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

comparative data in regard to the fees and expenses of the Fund and other small-cap core funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Small Cap Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 02/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 02/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 02/08/2010